Note 8 - Other Borrowings (Details) (USD $)	Dec. 31, 2013
Note 8 - Other Borrowings (Details) [Line Items]
Loans Pledged as Collateral	$ 65,574,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 81,641,030
Minimum [Member]
Note 8 - Other Borrowings (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.95%